Supplementary Financial Statements Information (Tables)	6 Months Ended
Jun. 30, 2015
Supplementary Financial Statements Information [Abstract]
Schedule of Cash and Cash Equivalents
June 30,	December 31,
2015	2014
US$ thousands	US$ thousands

Cash and deposits *	1,232	1,604

*

As of June 30, 2015 $51,000 is deposited in NIS bearing an average annual interest of 0.02%. An amount of $42,000 was pledged against the Company's bank guarantees and the Company maintains balances in the account to cover this guarantee.

*

As of December 31, 2014 $50,000 is deposited in NIS bearing an average annual interest of 0.15%. An amount of $42,000 was pledged against the Company's bank guarantees and the Company maintains balances in the account to cover this guarantee.

Schedule of Trade Receivables, Net
	June 30	December 31
	2015	2014
	US$ thousands	US$ thousands

Trade receivables	6,333	2,477
Less allowance for doubtful accounts (*)	(382)	(797)

	5,951	1,680

*	The following are the changes in the allowance for doubtful accounts:

Changes in the allowance for doubtful accounts

US$ thousands

Balance as of December 31, 2013	615
Additions	215
Deductions	(33)

Balance as of December 31, 2014	797
Additions	3
Deductions	(418)

Balance as of June 30, 2015	382

Schedule of Other Current Assets
	June 30	December 31
	2015	2014
	US$ thousands	US$ thousands
Receivables from the Government of Israel:
Value added tax authorities	17	61
Other	414	274
	431	335

Schedule of Inventories
	June 30	December 31
	2015	2014
	US$ thousands	US$ thousands
Raw materials and subassemblies	2,456	2,051
Work in process	127	44
Finished products	912	1,522
	3,495	3,617

Schedule of Other Payables and Accrued Liabilities
	June 30,	December 31,
	2015	2014
	US$ thousands	US$ thousands
Employees and employee institutions	821	828
Accrued expenses	253	394
Provision for product warranty	100	100
Other	341	232
	1,515	1,554

Schedule of Sales by Geographic Destination
	Six months ended June 30	Six months ended June 30
	2015	2014
	US$ thousands	US$ thousands
United States	17	54
Europe	4,826	1,429
Israel	1,725	1,143
South and Latin America	24	487
Asia Pacific	1,337	530
Rest of the world	7	47
	7,936	3,690

(1)	Sales are attributed to geographical areas based on location of customers. The Company's property and equipment is primarily located in Israel.

Schedule of Components in Cost of Sales
	Six months ended June 30	Six months ended June 30
	2015	2014
	US$ thousands	US$ thousands
Payroll and related benefits	317	559
Materials purchased	1,680	1,555
Subcontracted work	1,800	704
Write-down of inventories	-	-
Other production costs	388	246

	4,185	3,064
Decrease / (increase) in	122	(709)
inventories
	4,307	2,355